Prospectus Supplement dated November 2, 2021
to
Davis New York Venture Fund
A Portfolio of Davis New York Venture Fund, Inc.
Prospectus dated November 30, 2020
The following is added to the Portfolio Managers section under Management and Organization.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Statement of Additional Information Supplement dated November 2, 2021 to
Davis New York Venture Fund
A Portfolio of Davis New York Venture Fund, Inc.
Statement of Additional Information dated November 30, 2020
The following is added to the Potential Conflicts of Interest section.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Prospectus Supplement dated November 2, 2021
to
Davis Research Fund
A Portfolio of Davis New York Venture Fund, Inc.
Prospectus dated November 30, 2020
The following is added to the Portfolio Managers section under Management and Organization.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Statement of Additional Information Supplement dated November 2, 2021 to
Davis Research Fund
A Portfolio of Davis New York Venture Fund, Inc.
Statement of Additional Information dated November 30, 2020
The following is added to the Potential Conflicts of Interest section.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.